UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

April 30, 2017

COLUMBIA ETF TRUST

Columbia Core Bond ETF

Columbia Intermediate Municipal Bond ETF

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Sincerely,

Christopher O. Petersen
President, Columbia ETF Trust

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about an ETF, visit columbiathreadneedleetf.com. The prospectus and summary prospectus should be read carefully before investing.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

Columbia ETF Trust is managed by Columbia Management Investment Advisers, LLC and is distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC or its parent company, Ameriprise Financial, Inc.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2017

COLUMBIA ETF TRUST

TABLE OF CONTENTS

Columbia Core Bond ETF

Performance Overview	2
Portfolio Overview	3

Columbia Intermediate Municipal Bond ETF

Performance Overview	4
Portfolio Overview	5
Understanding Your Fund's Expenses	6
Frequency Distribution of Premiums and Discounts	7
Portfolio of Investments	8
Statement of Assets and Liabilities	20
Statement of Operations	21
Statement of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	25
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund Custodian

The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

Fund Transfer Agent

The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

The Bank of New York Mellon Corp. is not affiliated with Columbia Management Investment Advisers, LLC.

For more information about any of the Columbia ETFs, please visit columbiathreadneedleetf.com or call 888.800.4347.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

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COLUMBIA ETF TRUST

PERFORMANCE OVERVIEW

Columbia Core Bond ETF

(Unaudited)

Columbia Core Bond ETF (the Fund) seeks a high level of current income and higher risk-adjusted returns relative to its benchmark.

Average Annual Total Returns (%) (for period ended April 30, 2017)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Market Price	01/29/10	-0.19	1.44	2.23	3.65
Net Asset Value	01/29/10	-0.28	1.31	2.19	3.61
Bloomberg Barclays U.S. Aggregate Bond Index		-0.67	0.83	2.27	3.54

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management Investment Advisers, LLC (Columbia Management) took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the New York Stock Exchange (NYSE) and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

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COLUMBIA ETF TRUST

PORTFOLIO OVERVIEW

Columbia Core Bond ETF

(Unaudited)

Quality Breakdown (%) (at April 30, 2017)
AAA rating	57.7
AA rating	2.7
A rating	6.7
BBB rating	11.0
BB rating	1.3
B rating	1.3
Not rated	19.3
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. When a bond is not rated by any agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardpoors.com/home/en/us.

Portfolio Breakdown (%) (at April 30, 2017)
U.S. Treasury Obligations	26.0
U.S. Government & Agency Obligations	23.6
Corporate Bonds & Notes	21.2
Money Market Funds	17.4
Asset-Backed Securities — Non-Agency	7.0
Mortgage-Backed Securities	3.4
Municipal Bonds	1.0
Foreign Government Obligations	0.4
Total Investments	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Carl Pappo, CFA*

Jason Callan*

*Effective January 2017, Messrs. Pappo and Callan replaced Orhan Imer as Portfolio Managers of the Fund.

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COLUMBIA ETF TRUST

PERFORMANCE OVERVIEW

Columbia Intermediate Municipal Bond ETF

(Unaudited)

Columbia Intermediate Municipal Bond ETF (the Fund) seeks a high level of current tax-exempt income and higher risk-adjusted returns relative to its benchmark.

Average Annual Total Returns (%) (for period ended April 30, 2017)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Market Price	01/29/10	-0.49	0.36	0.36	3.67
Net Asset Value	01/29/10	-0.55	0.17	2.33	3.65
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index		-0.14	0.15	2.80	3.88

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2017

COLUMBIA ETF TRUST

PORTFOLIO OVERVIEW

Columbia Intermediate Municipal Bond ETF

(Unaudited)

Quality Breakdown (%) (at April 30, 2017)
AAA rating	2.1
AA rating	36.9
A rating	41.3
BBB rating	17.9
BB rating	1.0
Not rated	0.8
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. When a bond is not rated by any agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardpoors.com/home/en/us.

Top Ten States (%) (at April 30, 2017)
Texas	17.1
California	16.1
Illinois	8.3
Pennsylvania	7.6
Florida	6.8
Washington	6.1
New York	5.7
Maryland	4.3
Arizona	4.2
Missouri	2.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund's holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

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COLUMBIA ETF TRUST

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2017.

Actual Expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid for the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

November 1, 2016 – April 30, 2017

	Beginning Account Value ($)		Ending Account Value ($)		Expenses Paid For the Period ($)		Annualized Expense Ratios for the Period (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Core Bond ETF	1,000.00	1,000.00	997.20	1,022.56	2.23	2.26	0.45
Columbia Intermediate Municipal Bond ETF	1,000.00	1,000.00	994.50	1,022.71	2.08	2.11	0.42

Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Expense ratios reflect expense caps through the period ended April 30, 2017.

Had the Investment Manager not waived fees or reimbursed a portion of expenses, account values at the end of the period would have been reduced.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

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COLUMBIA ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each Fund is for the period from inception date of such Fund through April 30, 2017.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Core Bond ETF
January 29, 2010 – April 30, 2017
	0 - 49.9	546	717
	50 - 99.9	176	216
	100 - 199.9	65	63
	> 200	38	4
	Total	825	1000
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Intermediate Municipal Bond ETF
January 29, 2010 – April 30, 2017
	0 - 49.9	451	1049
	50 - 99.9	85	59
	100 - 199.9	4	117
	> 200	44	16
	Total	584	1241

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COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS

Columbia Core Bond ETF

April 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. Treasury Obligations 32.6%

Issue Description	Principal Amount ($)	Value ($)
U.S. TREASURY NOTE 25.5%
1.000%, 06/30/19	254,000	252,353
1.125%, 08/31/21	30,000	29,227
1.250%, 12/15/18	94,000	94,029
1.500%, 04/15/20	580,000	580,838
1.750%, 12/31/20	50,000	50,223
1.875%, 03/31/22	48,000	48,122
2.000%, 02/15/23	260,000	260,558
2.125%, 01/31/21	60,000	61,057
2.125%, 03/31/24	66,000	66,134
2.250%, 07/31/21	27,000	27,575
2.250%, 02/15/27	513,000	511,497
Total		1,981,613
U.S. TREASURY BOND 3.9%
2.500%, 02/15/45	68,000	61,965
2.875%, 11/15/46	176,000	172,989
5.250%, 11/15/28	28,000	36,107
5.375%, 02/15/31	22,000	29,672
Total		300,733
U.S. TREASURY INFLATION INDEXED NOTE 3.1%
0.250%, 01/15/25	215,983	214,995
1.125%, 01/15/21	22,272	23,389
Total		238,384
U.S. TREASURY INFLATION INDEXED BOND 0.1%
0.750%, 02/15/45	10,345	9,939
Total U.S. Treasury Obligations (Cost $2,504,297)		2,530,669

U.S. Government & Agency Obligations 29.7%

FEDERAL NATIONAL MORTGAGE ASSOCIATION 15.8%
3.000%, 06/15/31(a)	200,000	205,422
3.000%, 06/15/46(a)	425,000	423,705
3.500%, 01/25/24	7,887	7,988
3.500%, 06/15/30(a)	175,000	182,593
3.500%, 06/15/45(a)	150,000	153,920
4.000%, 03/01/26	13,271	14,039
4.000%, 03/01/41	33,670	35,583
4.000%, 06/15/45(a)	75,000	78,820
4.500%, 02/01/22	2,123	2,179
4.500%, 08/01/39	55,523	60,343
4.500%, 03/01/41	8,879	9,631
4.500%, 03/01/41	13,928	15,034
5.000%, 03/01/24	1,518	1,617
5.000%, 10/01/39	13,296	14,566
5.500%, 04/01/38	5,094	5,667
6.000%, 09/01/39	8,523	9,651
6.500%, 09/01/38	6,322	7,245
Total		1,228,003

U.S. Government & Agency Obligations (continued)

Issue Description	Principal Amount ($)	Value ($)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 11.1%
1.883%, 04/16/32	6,598	6,581
3.500%, 05/15/45(a)	75,000	77,873
3.500%, 05/01/46(a)	350,000	363,754
4.000%, 05/15/45(a)	375,000	396,489
5.000%, 02/15/40	12,137	13,392
6.000%, 12/15/37	3,827	4,339
Total		862,428
FEDERAL HOME LOAN MORTGAGE CORPORATION 2.8%
3.500%, 09/15/24	958	969
3.750%, 03/27/19	150,000	156,796
5.000%, 02/01/40	31,944	34,935
5.500%, 05/01/35	12,698	14,224
6.000%, 10/01/38	4,393	4,979
6.500%, 08/01/38	513	574
Total		212,477
Total U.S. Government & Agency Obligations (Cost $2,284,157)		2,302,908

Corporate Bonds & Notes 26.6%

AUTOMOTIVE 0.3%
Toyota Motor Credit Corp. 1.237%, 05/16/17(b)	25,000	25,003
BANKING 3.4%
Bank of America Corp. 6.400%, 08/28/17	40,000	40,634
Citigroup, Inc. 4.500%, 01/14/22	35,000	37,632
Deutsche Bank AG 2.950%, 08/20/20	50,000	50,097
Fifth Third Bancorp 2.300%, 03/01/19	25,000	25,149
Goldman Sachs Group, Inc. (The) 5.250%, 07/27/21	10,000	11,000
6.000%, 06/15/20	30,000	33,247
HSBC Holdings PLC 5.100%, 04/05/21	10,000	10,918
JPMorgan Chase & Co. 6.400%, 05/15/38	25,000	32,539
KeyCorp 2.300%, 12/13/18	25,000	25,131
Total		266,347

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2017 (Unaudited)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
CHEMICALS 0.6%
Eastman Chemical Co. 5.500%, 11/15/19	25,000	27,030
LYB International Finance BV 4.000%, 07/15/23	20,000	21,041
Total		48,071
CONSTRUCTION MACHINERY 0.5%
Caterpillar Financial Services Corp. 1.931%, 10/01/21	30,000	29,268
John Deere Capital Corp. 1.448%, 01/16/18(b)	10,000	10,016
Total		39,284
DIVERSIFIED MANUFACTURING 0.3%
United Technologies Corp. 3.100%, 06/01/22	25,000	25,923
ELECTRIC 1.7%
Berkshire Hathaway Energy Co. 5.750%, 04/01/18	14,000	14,532
Commonwealth Edison Co. 4.350%, 11/15/45	60,000	63,236
Entergy Gulf States Louisiana LLC 3.950%, 10/01/20	10,000	10,500
Exelon Generation Co. LLC 5.200%, 10/01/19	10,000	10,683
PPL Capital Funding, Inc. 3.400%, 06/01/23	10,000	10,217
Talen Energy Supply LLC 4.600%, 12/15/21	25,000	19,375
Total		128,543
ENVIRONMENTAL 0.4%
Waste Management, Inc. 4.750%, 06/30/20	30,000	32,358
FOOD AND BEVERAGE 1.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 01/15/20	30,000	32,595
Campbell Soup Co. 3.800%, 08/02/42	22,000	20,538
Conagra Brands, Inc. 3.200%, 01/25/23	35,000	35,459
Total		88,592

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
FOREIGN AGENCIES 0.3%
Petroleos Mexicanos 6.750%, 09/21/47	23,000	23,375
GAS PIPELINES 1.0%
NiSource Finance Corp. 5.250%, 02/15/43	10,000	11,058
5.800%, 02/01/42	15,000	17,602
TransCanada Pipelines Ltd. 3.800%, 10/01/20	10,000	10,513
Transcontinental Gas Pipe Line Co. LLC 4.450%, 08/01/42	35,000	33,651
Total		72,824
HEALTH CARE 0.5%
Becton, Dickinson and Co. 2.675%, 12/15/19	5,000	5,035
Bio-Rad Laboratories, Inc. 4.875%, 12/15/20	30,000	32,049
Total		37,084
HEALTHCARE INSURANCE 0.5%
Aetna, Inc. 2.750%, 11/15/22	20,000	20,098
Anthem, Inc. 3.300%, 01/15/23	20,000	20,328
Total		40,426
INDEPENDENT ENERGY 0.3%
Encana Corp. 3.900%, 11/15/21	10,000	10,279
Nexen Energy ULC 5.875%, 03/10/35	10,000	11,685
Total		21,964
INTEGRATED ENERGY 0.8%
Murphy Oil Corp. 6.125%, 12/01/42	35,000	33,075
Total Capital International SA 3.750%, 04/10/24	30,000	31,505
Total		64,580
LIFE INSURANCE 1.4%
Genworth Holdings, Inc. 4.900%, 08/15/23	25,000	21,000
MetLife, Inc. 6.400%, 12/15/36	60,000	67,500

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2017 (Unaudited)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
Prudential Financial, Inc. 4.500%, 11/16/21	15,000	16,284
6.625%, 06/21/40	5,000	6,560
Total		111,344
MEDIA CABLE 0.3%
Comcast Corp. 5.150%, 03/01/20	20,000	21,799
MEDIA NON-CABLE 0.2%
RELX Capital, Inc. 3.125%, 10/15/22	15,000	15,071
METALS 1.2%
Arconic, Inc. 5.400%, 04/15/21	15,000	16,087
5.950%, 02/01/37	5,000	5,095
Freeport-McMoRan, Inc. 3.100%, 03/15/20	20,000	19,725
Teck Resources Ltd. 5.400%, 02/01/43	20,000	19,450
Vale Overseas Ltd. 4.375%, 01/11/22	10,000	10,247
Vale SA 5.625%, 09/11/42	25,000	23,813
Total		94,417
MIDSTREAM 1.2%
Energy Transfer LP 5.150%, 03/15/45	15,000	14,395
6.500%, 02/01/42	10,000	11,005
Kinder Morgan Energy Partners LP 3.500%, 03/01/21	10,000	10,224
4.300%, 05/01/24	15,000	15,544
5.000%, 10/01/21	10,000	10,774
Kinder Morgan, Inc. 3.050%, 12/01/19	10,000	10,200
6.500%, 09/15/20	20,000	22,371
Total		94,513
NON-CAPTIVE CONSUMER 0.1%
Discover Financial Services 6.450%, 06/12/17	10,000	10,056
NON-CAPTIVE DIVERSIFIED 0.6%
General Electric Co. 4.375%, 09/16/20	40,000	43,035
OIL FIELD SERVICES 0.6%
Noble Holding International Ltd. 8.700%, 04/01/45	50,000	43,595

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
OTHER FINANCIAL INSTITUTIONS 0.3%
NYSE Holdings LLC 2.000%, 10/05/17	20,000	20,033
PHARMACEUTICALS 0.3%
Biogen, Inc. 5.200%, 09/15/45	10,000	10,849
Gilead Sciences, Inc. 2.950%, 03/01/27	15,000	14,386
Total		25,235
PROPERTY & CASUALTY 0.4%
Liberty Mutual Group, Inc. 4.950%, 05/01/22(c)	30,000	32,853
RAILROADS 0.7%
Burlington Northern Santa Fe LLC 3.000%, 03/15/23	15,000	15,303
4.550%, 09/01/44	25,000	26,799
Canadian Pacific Railway Co. 6.500%, 05/15/18	10,000	10,470
Total		52,572
REITS 0.3%
Boston Properties LP 4.125%, 05/15/21	15,000	15,865
Simon Property Group LP 2.150%, 09/15/17	10,000	10,011
Total		25,876
RESTAURANTS 0.8%
McDonald's Corp. 2.625%, 01/15/22	25,000	25,128
Yum! Brands, Inc. 3.875%, 11/01/23	40,000	39,500
Total		64,628
RETAIL 0.4%
CVS Health Corp. 5.125%, 07/20/45	30,000	33,527
RETAILERS 0.7%
Home Depot, Inc. (The) 3.350%, 09/15/25	5,000	5,175
Lowe's Cos., Inc. 4.375%, 09/15/45	45,000	46,868
Total		52,043

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2017 (Unaudited)

Corporate Bonds & Notes (continued)

Issue Description	Principal Amount ($)	Value ($)
SUPRANATIONAL 0.3%
European Investment Bank 5.125%, 05/30/17	25,000	25,072
TECHNOLOGY 2.5%
Apple, Inc. 2.850%, 05/06/21	15,000	15,446
Automatic Data Processing, Inc. 3.375%, 09/15/25	5,000	5,211
Cisco Systems, Inc. 2.125%, 03/01/19	5,000	5,051
4.450%, 01/15/20	30,000	32,094
Intel Corp. 3.300%, 10/01/21	25,000	26,243
Microsoft Corp. 3.750%, 02/12/45	20,000	19,256
Oracle Corp. 2.500%, 05/15/22	25,000	25,136
6.500%, 04/15/38	30,000	40,076
Xerox Corp. 4.800%, 03/01/35	15,000	13,976
6.750%, 12/15/39	10,000	10,338
Total		192,827
TRANSPORTATION SERVICES 0.6%
ERAC USA Finance LLC 5.625%, 03/15/42(c)	10,000	11,001
7.000%, 10/15/37(c)	25,000	31,423
Total		42,424
WIRELESS 0.3%
American Tower Corp. 5.050%, 09/01/20	20,000	21,617
WIRELINES 1.6%
AT&T, Inc. 1.700%, 06/01/17	10,000	10,004
4.750%, 05/15/46	10,000	9,367
5.150%, 03/15/42	20,000	19,815
5.800%, 02/15/19	30,000	31,953
6.375%, 03/01/41	10,000	11,514
Verizon Communications, Inc. 2.625%, 02/21/20	32,000	32,491
3.000%, 11/01/21	10,000	10,119
Total		125,263
Total Corporate Bonds & Notes (Cost $1,981,553)		2,062,174

Asset-Backed Securities — Non-Agency 8.8%

Issue Description	Principal Amount ($)	Value ($)
Capital One Multi-Asset Execution Trust 2.430%, 01/15/25	70,000	70,792
CarMax Auto Owner Trust 1.980%, 11/15/21	190,000	190,493
Hertz Vehicle Financing LLC 2.270%, 07/25/20(c)	106,000	105,346
Honda Auto Receivables 2015-2 Owner Trust 1.040%, 02/21/19	30,950	30,904
Resolution Funding Corp. Strip 0.000%, 10/15/19(d)	50,000	48,168
Small Business Administration Participation Certificates 2.820%, 02/01/37	80,000	80,111
3.920%, 10/01/29	19,717	20,736
3.150%, 07/01/33	17,972	18,533
3.110%, 04/01/34	39,763	40,768
Sofi Professional Loan Program LLC 2.760%, 12/26/36(c)	74,410	75,181
Total Asset-Backed Securities — Non-Agency (Cost $674,861)		681,032

Mortgage-Backed Securities 4.2%

Csail Commercial Mortgage Trust 3.231%, 06/15/57	100,000	100,698
Morgan Stanley Capital I Trust 3.244%, 03/15/45	220,000	227,271
Total Mortgage-Backed Securities (Cost $327,229)		327,969

Municipal Bonds 1.3%

CALIFORNIA 0.4%
State of California 7.550%, 04/01/39	20,000	29,538
ILLINOIS 0.6%
Metropolitan Water Reclamation District of Greater Chicago 5.720%, 12/01/38	30,000	36,112
State of Illinois 5.877%, 03/01/19	10,000	10,444
Total Illinois		46,556

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2017 (Unaudited)

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
OHIO 0.3%
Bowling Green State University Revenue Bonds 5.080%, 06/01/18	20,000	20,828
JobsOhio Beverage System Series B Revenue Bonds 3.235%, 01/01/23	5,000	4,945
Total Ohio		25,773
Total Municipal Bonds (Cost $90,970)		101,867

Foreign Government Obligations 0.5%

Mexico Government International Bond 3.625%, 03/15/22	8,000	8,248
Turkey Government International Bond 6.875%, 03/17/36	25,000	28,331
Total Foreign Government Obligations (Cost $35,820)		36,579

Money Market Funds 21.8%

	Shares	Value ($)
Dreyfus Treasury Securities Cash Management Institutional Shares 0.580%(e)	1,693,644	1,693,644
Total Money Market Funds (Cost $1,693,644)		1,693,644
Total Investments (Cost $9,592,531)		9,736,842
Other Assets & Liabilities, Net		(1,981,049)
Net Assets		7,755,793

Notes to Portfolio of Investments

(a)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(b)  Variable rate security.

(c)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At April 30, 2017, the net value of these securities amounted to $255,804 or 3.3% of net assets.

(d)  Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.

(e)  The rate shown is the seven-day current annualized yield at April 30, 2017.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2017 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2017 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2017:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
U.S. Treasury Obligations	2,282,346	248,323	—	2,530,669
U.S. Government & Agency Obligations	—	2,302,908	—	2,302,908
Corporate Bonds & Notes	—	2,062,174	—	2,062,174
Asset-Backed Securities — Non-Agency	—	681,032	—	681,032
Mortgage-Backed Securities	—	327,969	—	327,969
Municipal Bonds	—	101,867	—	101,867
Foreign Government Obligations	—	36,579	—	36,579
Money Market Funds	1,693,644	—	—	1,693,644
Total Investments	3,975,990	5,760,852	—	9,736,842

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS

Columbia Intermediate Municipal Bond ETF

April 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 99.6%

Issue Description	Principal Amount ($)	Value ($)
ALASKA 2.0%
Alaska Industrial Development & Export Authority Revolving Fund Series A Revenue Bonds 5.000%, 04/01/19	100,000	107,199
ARIZONA 4.2%
City of Scottsdale 5.000%, 07/01/24	100,000	113,850
La Paz County Industrial Development Authority Series A Revenue Bonds 5.000%, 02/15/36(a)	100,000	105,677
Total Arizona		219,527
CALIFORNIA 16.0%
California Educational Facilities Authority Series A Revenue Bonds 5.000%, 04/01/34	100,000	112,931
California Health Facilities Financing Authority Revenue Scripps Health Series A Revenue Bonds 5.000%, 11/15/24	100,000	115,591
California State Public Works Board Series A Revenue Bonds 5.000%, 09/01/31	100,000	114,719
California State Public Works Board Lease Department of Correction and Rehabilitation Revenue Bonds 5.000%, 06/01/20	100,000	111,438
California Statewide Communities Development Authority Series A Revenue Bonds 5.000%, 10/01/28	100,000	114,043
San Diego Public Facilities Financing Authority Sewer Revenue Series A Revenue Bonds 5.000%, 05/15/24	150,000	162,153
State of California 5.000%, 02/01/27	100,000	114,675
Total California		845,550

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
COLORADO 1.6%
Colorado Health Facilities Authority Revenue Bonds 5.000%, 12/01/27	75,000	83,907
DISTRICT OF COLUMBIA 2.0%
District of Columbia Revenue Bonds 5.000%, 06/01/36	100,000	103,996
FLORIDA 6.8%
County of Miami-Dade Florida Aviation Revenue Series B Revenue Bonds 5.000%, 10/01/32	120,000	136,122
Orange County School Board Revenue Bonds 5.000%, 08/01/33	100,000	114,925
Orlando Utilities Commission, Prerefunded 04/01/2019 Series B Revenue Bonds 5.000%, 10/01/23	40,000	43,003
Orlando Utilities Commission, Unrefunded Series B Revenue Bonds 5.000%, 10/01/23	60,000	64,272
Total Florida		358,322
ILLINOIS 8.3%
City of Chicago Waterworks Revenue Revenue Bonds 5.000%, 11/01/25	200,000	221,738
Illinois Finance Authority Revenue Swedish Covenant Hospital Series A Revenue Bonds 5.500%, 08/15/24	100,000	111,682
Illinois Municipal Electric Agency Series A Revenue Bonds 5.000%, 02/01/30	60,000	68,568
State of Illinois 5.250%, 02/01/31	35,000	35,917
Total Illinois		437,905
LOUISIANA 1.5%
Parish of St. Charles Louisiana Revenue Bonds 4.000%, 12/01/40	75,000	78,798

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2017 (Unaudited)

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
MARYLAND 4.3%
Maryland Health & Higher Educational Facilities Authority Revenue Carroll Hospital Series A Revenue Bonds 5.000%, 07/01/21	200,000	228,570
MASSACHUSETTS 2.0%
Massachusetts Development Finance Agency, Prerefunded 09/01/18 Series B Revenue Bonds 4.750%, 09/01/23	35,000	36,768
Massachusetts Development Finance Agency, Unrefunded Series B Revenue Bonds 4.750%, 09/01/23	65,000	68,073
Total Massachusetts		104,841
MICHIGAN 1.6%
Royal Oak Hospital Finance Authority Series D Revenue Bonds 5.000%, 09/01/32	75,000	83,477
MISSOURI 2.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 5.000%, 02/01/26	75,000	83,834
Kirkwood Industrial Development Authority Series A Revenue Bonds 5.250%, 05/15/37	50,000	52,059
Total Missouri		135,893
NEW MEXICO 1.9%
New Mexico Finance Authority Revenue Subordinated Lien Public Project Revolving Fund Series C Revenue Bonds 5.250%, 06/15/18	100,000	100,582
NEW YORK 5.6%
New York State Dormitory Authority Series A Revenue Bonds 5.000%, 05/01/31	80,000	91,499

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
New York State Thruway Authority Series H Revenue Bonds 5.000%, 01/01/22	100,000	102,669
New York State Thruway Authority Personal Income Tax Revenue Transportation System Series A Revenue Bonds 5.000%, 03/15/18	100,000	103,634
Total New York		297,802
OKLAHOMA 2.1%
Oklahoma Municipal Power Authority Supply Systems Revenue Series A Revenue Bonds 5.000%, 01/01/23	100,000	109,031
PENNSYLVANIA 7.6%
Delaware River Joint Toll Bridge Commission Revenue Bonds 5.000%, 07/01/33	50,000	58,186
Lancaster County Solid Waste Management Authority Series A Revenue Bonds 5.250%, 12/15/29	100,000	113,600
Northampton County General Purpose Authority Series A Revenue Bonds 5.000%, 08/15/26	100,000	117,808
Pennsylvania Turnpike Commission Series A-1 Revenue Bonds 5.000%, 12/01/35	100,000	111,839
Total Pennsylvania		401,433
SOUTH CAROLINA 2.1%
County of Florence South Carolina Revenue Bonds 5.000%, 11/01/32	100,000	113,213
TEXAS 17.0%
Central Texas Regional Mobility Authority Series A Revenue Bonds 5.000%, 01/01/30	100,000	113,856

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2017 (Unaudited)

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
Central Texas Turnpike System Series C Revenue Bonds 5.000%, 08/15/34	100,000	110,394
City of Austin TX Airport System Revenue Series A Revenue Bonds 5.000%, 11/15/34	100,000	115,061
City of Houston TX Combined Utility System Revenue Series B Revenue Bonds 5.000%, 11/15/34	100,000	117,647
Harris County, Texas Series C Revenue Bonds 5.000%, 08/15/22	100,000	108,733
Lower Colorado River Authority Texas Revenue, Prerefunded 05/15/19 Revenue Bonds 5.000%, 05/15/22	5,000	5,393
Lower Colorado River Authority Texas Revenue, Unrefunded Revenue Bonds 5.000%, 05/15/22	95,000	102,184
North Texas Tollway Authority Revenue Bonds 5.000%, 01/01/31	50,000	56,816
North Texas Tollway Authority Revenue Special Projects System Series A Revenue Bonds 5.000%, 09/01/30	150,000	170,157
Total Texas		900,241
UTAH 2.2%
Salt Lake City Corp Airport Revenue Series B Revenue Bonds 5.000%, 07/01/31	100,000	118,676

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
WASHINGTON 6.1%
Energy Northwest Washington Electric Revenue Columbia Station Series A Revenue Bonds 5.000%, 07/01/22	75,000	85,748
FYI Properties Washington Lease Revenue Washington State District Project Revenue Bonds 5.000%, 06/01/22	100,000	107,584
Port of Seattle Washington Revenue Authority Series A Revenue Bonds 5.500%, 09/01/20	115,000	130,216
Total Washington		323,548
WISCONSIN 2.1%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc. Series A Revenue Bonds 5.250%, 04/15/24	100,000	109,375
Total Municipal Bonds (Cost $5,076,565)		5,261,886

Money Market Funds 2.4%

	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Institutional Shares 0.670%(b)	124,163	124,163
Total Money Market Funds (Cost $124,163)		124,163
Total Investments (Cost $5,200,728)		5,386,049
Other Assets & Liabilities, Net		(105,868)
Net Assets		5,280,181

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2017

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2017 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At April 30, 2017, the net value of these securities amounted to $105,677 or 2.0% of net assets.

(b)  The rate shown is the seven-day current annualized yield at April 30, 2017.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

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COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2017 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2017:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Municipal Bonds	—	5,261,886	—	5,261,886
Money Market Funds	124,163	—	—	124,163
Total Investments	124,163	5,261,886	—	5,386,049

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

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COLUMBIA ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (unaudited)

	Columbia Core Bond ETF	Columbia Intermediate Municipal Bond ETF
Assets
Investments, at cost:	$9,592,531	$5,200,728
Investments, at fair value	$9,736,842	$5,386,049
Receivable for:
Investment securities sold	1,046,005	—
Interest	41,792	65,558
Due from investment manager	19,609	16,893
Prepaid expenses	763	761
Total assets	10,845,011	5,469,261
Liabilities
Payable for:
Investments purchased	84,035	118,539
Investments purchased on a delayed delivery basis	2,922,592	—
Compensation of board members	16,988	16,985
Investment management fees	3,183	2,081
Other accrued expenses	62,420	51,475
Total liabilities	3,089,218	189,080
Net assets applicable to outstanding capital stock	$7,755,793	$5,280,181
Represented by
Paid-in capital	$7,602,062	$5,109,440
Undistributed net investment income (loss)	(4,695)	32,875
Undistributed (accumulated) net realized gain (loss) on investments	14,115	(47,455)
Net unrealized appreciation on investments	144,311	185,321
Total — representing net assets applicable to outstanding capital stock	$7,755,793	$5,280,181
Shares outstanding	150,010	100,010
Net asset value per share	$51.70	$52.80

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ETF TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2017 (unaudited)

	Columbia Core Bond ETF	Columbia Intermediate Municipal Bond ETF
Investment Income
Interest	$86,833	$88,398
Expenses:
Administration fees	37,192	37,192
Pricing fees	21,668	15,410
Investment management fees	19,131	12,484
Professional fees	13,550	12,070
Shareholder reporting fees	9,963	8,016
Compensation of board members	6,058	6,042
Transfer agent fees	5,951	5,951
Custody fees	5,604	1,844
Exchange listing fees	3,719	3,719
Insurance fees	2,265	2,258
Chief Compliance Officer fees	2	1
Other	1,584	1,214
Total expenses	126,687	106,201
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(109,467)	(95,273)
Total net expenses	17,220	10,928
Net investment income	69,613	77,470
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	19,207	(6,503)
Total realized gain (loss)	19,207	(6,503)
Change in net unrealized appreciation (depreciation) on:
Investments	(112,168)	(101,540)
Net realized and unrealized loss on investments	(92,961)	(108,043)
Net decrease in net assets resulting from operations	$(23,348)	$(30,573)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Core Bond ETF		Columbia Intermediate Municipal Bond ETF
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations
Net investment income	$69,613	$140,522	$77,470	$158,477
Net realized gain (loss)	19,207	47,631	(6,503)	17,831
Net change in unrealized appreciation (depreciation)	(112,168)	178,465	(101,540)	32,313
Net increase (decrease) in net assets resulting from operations	(23,348)	366,618	(30,573)	208,621
Distributions to shareholders
Net investment income	(75,258)	(144,026)	(74,475)	(155,190)
Net realized gain	(41,668)	(42,159)	—	—
Total distributions to shareholders	(116,926)	(186,185)	(74,475)	(155,190)
Increase (decrease) in net assets	(140,274)	180,433	(105,048)	53,431
Net assets
Net assets beginning of period	7,896,067	7,715,634	5,385,229	5,331,798
Net assets at end of period	$7,755,793	$7,896,067	$5,280,181	$5,385,229
Undistributed net investment income (loss)	$(4,695)	$950	$32,875	$29,880
Capital stock activity
Shares outstanding, beginning of period	150,010	150,010	100,010	100,010
Shares outstanding, end of period	150,010	150,010	100,010	100,010

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ETF TRUST

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Columbia Core Bond ETF

	For the Six Months Ended April 30, 2017		Year Ended October 31,
	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$52.64		$51.43	$52.17	$51.36	$53.53	$52.88
Income from investment operations:
Net investment income	0.46		0.94	1.00	1.08	1.02	1.19
Net realized and unrealized gain (loss)	(0.62)		1.51	(0.61)	0.94	(1.69)	1.74
Total from investment operations	(0.16)		2.45	0.39	2.02	(0.67)	2.93
Less distributions to shareholders:
Net investment income	(0.50)		(0.96)	(1.13)	(1.21)	(1.21)	(1.35)
Net realized gains	(0.28)		(0.28)	—	—	(0.29)	(0.93)
Total distribution to shareholders	(0.78)		(1.24)	(1.13)	(1.21)	(1.50)	(2.28)
Net asset value, end of period	$51.70		$52.64	$51.43	$52.17	$51.36	$53.53
Total Return at NAV	(0.28)%		4.84%	0.74%	3.99%	(1.26)%	5.73%
Total Return at Market(a)	(0.19)%		4.28%	1.62%	4.43%	(3.96)%	5.73%
Ratios to average net assets of:(b)
Expenses, net of expense waivers	0.45	%(c)	0.46%	0.51%	0.57%	0.53%	0.40%
Expenses, prior to expense waivers	3.31	%(c)	2.94%	3.66%	4.26%	4.31%	4.71%
Net investment income, net of waivers	1.82	%(c)	1.80%	1.92%	2.10%	1.96%	2.26%
Supplemental data
Net assets, end of period (in thousands)	$7,756		$7,896	$7,716	$5,218	$5,136	$5,354
Portfolio turnover rate	196%		322%	234%	197%	178%	176%

(a)  Effective 7/1/2016, the Fund changed the methodology by which it calculates the Market Price Total Returns as it relates to reinvestment of ETF dividends from the closing ETF market price (4pm bid/offer mid-point) on dividend payment date to the ETF's closing market price on ex-dividend date. This change is being made to align the calculation methodology of the ETFs' Market Price Total Return with that of their Net Asset Value Total Return. This change in methodology is being made on a going forward basis and previously reported Market Price Total Return will not be restated to reflect this change.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ETF TRUST

FINANCIAL HIGHLIGHTS

Columbia Intermediate Municipal Bond ETF

	For the Six Months Ended April 30, 2017		Year Ended October 31,
	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$53.85		$53.31	$53.86	$52.62	$54.80	$52.16
Income from investment operations:
Net investment income	0.77		1.58	1.55	1.51	1.37	1.36
Net realized and unrealized gain (loss)	(1.08)		0.51	(0.58)	1.20	(2.10)	2.65
Total from investment operations	(0.31)		2.09	0.97	2.71	(0.73)	4.01
Less distributions to shareholders:
Net investment income	(0.74)		(1.55)	(1.52)	(1.47)	(1.43)	(1.37)
Net realized gains	—		—	—	—	(0.02)	—
Total distribution to shareholders	(0.74)		(1.55)	(1.52)	(1.47)	(1.45)	(1.37)
Net asset value, end of period	$52.80		$53.85	$53.31	$53.86	$52.62	$54.80
Total Return at NAV	(0.55)%		3.95%	1.84%	5.22%	(1.35)%	7.77%
Total Return at Market(a)	(0.49)%		4.21%	1.89%	6.19%	(2.45)%	7.97%
Ratios to average net assets of:(b)
Expenses, net of expense waivers	0.42	%(c)	0.41%	0.42%	0.45%	0.50%	0.42%
Expenses, prior to expense waivers	4.08	%(c)	3.63%	3.51%	3.60%	2.94%	3.48%
Net investment income, net of waivers	3.00	%(c)	2.93%	2.91%	2.84%	2.54%	2.53%
Supplemental data
Net assets, end of period (in thousands)	$5,280		$5,385	$5,332	$5,387	$5,262	$8,221
Portfolio turnover rate	9%		16%	13%	9%	9%	5%

(a)  Effective 7/1/2016, the Fund changed the methodology by which it calculates the Market Price Total Returns as it relates to reinvestment of ETF dividends from the closing ETF market price (4pm bid/offer mid-point) on dividend payment date to the ETF's closing market price on ex-dividend date. This change is being made to align the calculation methodology of the ETFs' Market Price Total Return with that of their Net Asset Value Total Return. This change in methodology is being made on a going forward basis and previously reported Market Price Total Return will not be restated to reflect this change.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2017 (Unaudited)

Note 1. Organization

Columbia ETF Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).

Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Core Bond ETF and Columbia Intermediate Municipal Bond ETF. Each fund currently operates as a diversified fund.

Fund Shares

The market prices of each Fund's shares may differ to some degree from the Fund's net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Funds' principal underwriter and the transfer agent, or purchase through a broker that has entered into such an agreement. Authorized Participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds' shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

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COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Asset- and Mortgage-Backed Securities

Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk to the Funds since the other party to the transaction may fail to deliver which would cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

Columbia Core Bond ETF may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon

Semiannual Report 2017

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

payments are based on the adjusted principal at the time the interest is paid.

Interest Only and Principal Only Securities

Columbia Core Bond ETF may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.

Determination of Net Asset Value

The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2017

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines as each Fund's average daily net assets increase:

	Fee Range
Columbia Core Bond ETF	0.50	% - 0.34%
Columbia Intermediate Municipal Bond ETF	0.48	% - 0.29%

The annualized effective investment management fee rate, as a percentage of each Fund's average daily net assets, for the six months ended April 30, 2017, was as follows:

Annualized Effective Fee Rate
Columbia Core Bond ETF	0.50%
Columbia Intermediate Municipal Bond ETF	0.48%

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer's total compensation is allocated to the Funds, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.

Distribution and Service Fees

ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Plan). Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees, however, and there are no current plans to impose these fees.

Expenses Waived/Reimbursed by the Investment Manager

The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund's net operating expenses, after giving effect to fees

Semiannual Report 2017

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

waived/expenses reimbursed, do not exceed the following annual rates as a percentage of the respective Fund's average daily net assets:

	March 1, 2017 through February 28, 2018	Prior to March 1, 2017
Columbia Core Bond ETF	0.45%	0.45%
Columbia Intermediate Municipal Bond ETF	0.44	0.41

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Funds, if applicable: taxes, expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and other exchange-traded funds), brokerage commissions, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2017, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

Fund	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia Core Bond ETF	9,592,531	167,172	(22,861)	144,311
Columbia Intermediate Municipal Bond ETF	5,200,728	205,818	(20,497)	185,321

The following capital loss carryforwards, determined at October 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	No Expiration Short-Term ($)	No Expiration Long-Term ($)	Total ($)
Columbia Core Bond ETF	—	—	—
Columbia Intermediate Municipal Bond ETF	40,952	—	40,952

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

For the year ended October 31, 2016, the amount of capital loss carryforward utilized, expired unused and permanently lost were as follows:

	Utilized ($)	Expired ($)	Lost ($)
Columbia Core Bond ETF	—	—	—
Columbia Intermediate Municipal Bond ETF	17,831	—	—

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semiannual Report 2017

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2017, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases ($)	Sales ($)	Purchases ($)	Sales ($)
Columbia Core Bond ETF	2,214,467	2,260,644	13,195,497	12,335,245
Columbia Intermediate Municipal Bond ETF	—	—	688,281	475,350

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

Effective December 6, 2016, each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund will pay a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

Note 7. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in Columbia Core Bond ETF's and Columbia Intermediate Municipal Bond ETF's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Funds may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates.

Increasing interest rates may negatively affect the value of debt securities held by Columbia Core Bond ETF and Columbia Intermediate Municipal Bond ETF, resulting in a negative impact on the Funds' performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of Columbia Core Bond ETF's and Columbia Intermediate Municipal Bond ETF's investments. The Funds may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time a Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Municipal Securities Risk

Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security, as held in Columbia Intermediate Municipal Bond ETF, can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities') financial, economic or other condition and prospects.

Semiannual Report 2017

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

U.S. Government Obligations Risk

While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities, as held in Columbia Core Bond ETF, are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

The Board of Trustees of Columbia ETF Trust, based upon the recommendation of Columbia Management Investment Advisers, LLC (the Investment Manager), on June 21, 2017, determined to liquidate and terminate Columbia Core Bond ETF and Columbia Intermediate Municipal Bond ETF. The liquidation is expected to occur in the third quarter of 2017.

Note 9. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Semiannual Report 2017

COLUMBIA ETF TRUST

IMPORTANT INFORMATION ABOUT THIS REPORT

Voting Policies, Procedures and Record

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleetf.com or searching the website of the Securities and Exchange Commission (the SEC) at sec.gov.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Semiannual Report 2017

Columbia ETF Trust

225 Franklin Street

Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleetf.com. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

© 2017 Columbia Management Investment Advisers, LLC.

columbiathreadneedleetf.com

SAR135_10_G01_(06/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By (Signature and Title)	/s/ Christpher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christpher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2017